LEASE - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finance leases, gross difference
Total future minimum lease payments	$ 25,220
Less: imputed interest	963
NPV for future minimum lease payments	$ 24,257	$ 39,074
Total future minimum lease payments		41,130
Less: imputed interest		2,056
NPV for future minimum lease payments		$ 39,074